Revenue (Tables)	12 Months Ended
Nov. 30, 2020
Text Block [Abstract]
Summary of net sales by product	Net sales by product were as follows:

	2020	2019

EGRIFTA ® net sales	$35,399	$35,520

Trogarzo ® net sales	30,654	27,696

	$66,053	$63,216

Summary of revenue by geographical area	Net sales by geography were as follows:

	2020	2019

Canada	$354	$295

United States	65,455	62,921

Europe	244	-

	$66,053	$63,216